Restricted Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents related to insurance policy	$ 5.0	$ 5.2
Restricted cash and cash equivalents related to early contribution to AICF		$ 138.7